Auditors' remuneration	12 Months Ended
Dec. 31, 2022
Auditor's remuneration [abstract]
Auditors' remuneration
38     Auditors’ remuneration
Group auditors’ remuneration(a)

	2022 US$m	2021 US$m	2020 US$m
Audit of the Group	17.3	13.7	11.0
Audit of subsidiaries	8.4	7.5	6.3
Total audit	25.7	21.2	17.3

Audit-related assurance service	1.0	1.0	0.8
Other assurance services(b)	2.3	2.7	1.4
Total assurance services	3.3	3.7	2.2
Tax compliance	—	—	—
Other non-audit services not covered above	0.3	0.2	0.1
Total non-audit services	3.6	3.9	2.3

Total Group auditors’ remuneration	29.3	25.1	19.6

Audit fees payable to other accounting firms
Audit of the financial statements of the Group’s subsidiaries	0.2	0.3	0.6
Fees in respect of pension scheme audits	0.1	0.1	0.1
Total audit fees payable to other accounting firms	0.3	0.4	0.7
(a)The remuneration payable to KPMG, the Group auditors, is approved by the Audit Committee. The Committee sets the policy for the award of non-audit work to the auditors and approves the nature and extent of such work, and the amount of the related fees, to ensure that independence is maintained. The fees disclosed above consolidate all payments, including overruns, made to member firms of KPMG by the companies and their subsidiaries, along with fees in respect of joint operations paid for by the Group. Non-audit services arise largely from assurance and regulation related work.
(b)Other assurance services relates to the review of non-statutory financial information including sustainability reporting.

Under SEC regulations, the remuneration to KPMG firms and associates of US$29.3 million (2021: US$25.1 million; 2020: US$19.6 million) is required to be presented as follows: audit fees US$27.0 million (2021: US$22.6 million; 2020: US$18.0 million), audit-related fees US$2.0 million (2021: US$2.3 million; 2020: US$1.6 million), Tax fees US$nil (2021: US$nil; 2020: US$nil) and all other fees US$0.3 million (2021: US$0.2 million; 2020: US$nil)